Capital Stock and Other Capital Related Accounts - Additional Information (Detail) - ARS ($) $ in Thousands					12 Months Ended
	Dec. 31, 2021	Sep. 24, 2021	Jul. 02, 2021	Feb. 12, 2021	Dec. 31, 2021	Feb. 21, 2022	Dec. 21, 2021	Nov. 26, 2021	Sep. 03, 2021	Dec. 31, 2020
Disclosure of capital stock and other capital related accounts [line items]
Percentage of Treasury stock limitation on capital stock Markets					10.00%
Purchase of treasury shares				$ 750,000
Treasury stock acquisition Plan period				90 days
Share-based payment plans	$ 39,870				$ 39,870					$ 0
Treasury shares [member]
Disclosure of capital stock and other capital related accounts [line items]
Number of shares in entity held by entity	10,625,520				10,625,520
Increase (decrease) through treasury share transactions, equity					$ 2,949,860
Second treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Treasury stock acquisition Plan period			60 days
Third treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Treasury stock acquisition Plan period		60 days
Fourth treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Treasury stock acquisition Plan period	60 days
Top of range [member]
Disclosure of capital stock and other capital related accounts [line items]
Treasury stock acquisition Plan period				45 days
Top of range [member] | Second treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares			$ 975,000
Top of range [member] | Third treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares		$ 700,000
Top of range [member] | Fourth treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares							$ 900,000
Bottom of range [member] | Second treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares									$ 563,800
Bottom of range [member] | Third treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares								$ 661,200
Bottom of range [member] | Fourth treasury stock acquisition plan [Member]
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares						$ 643,000
ADR shares [Member]
Disclosure of capital stock and other capital related accounts [line items]
Number of shares issued	10,069				10,069
Issue of equity					$ 6,816